Contingencies	12 Months Ended
May 31, 2014
Loss Contingency [Abstract]
Contingencies

NOTE 18: CONTINGENCIES

Wage-and-Hour. We are a defendant in a number of lawsuits containing various class-action allegations of wage-and-hour violations. The plaintiffs in these lawsuits allege, among other things, that they were forced to work “off the clock,” were not paid overtime or were not provided work breaks or other benefits. The complaints generally seek unspecified monetary damages, injunctive relief, or both. We do not believe that a material loss is reasonably possible with respect to any of these matters.

Independent Contractor — Lawsuits and State Administrative Proceedings. FedEx Ground is involved in numerous class-action lawsuits (including 26 that have been certified as class actions), individual lawsuits and state tax and other administrative proceedings that claim that the company's owner-operators should be treated as employees, rather than independent contractors.

Most of the class-action lawsuits were consolidated for administration of the pre-trial proceedings by a single federal court, the U.S. District Court for the Northern District of Indiana. The multidistrict litigation court granted class certification in 28 cases and denied it in 14 cases. On December 13, 2010, the court entered an opinion and order addressing all outstanding motions for summary judgment on the status of the owner-operators (i.e., independent contractor vs. employee). In sum, the court has now ruled on our summary judgment motions and entered judgment in favor of FedEx Ground on all claims in 20 of the 28 multidistrict litigation cases that had been certified as class actions, finding that the owner-operators in those cases were contractors as a matter of the law of 20 states. The plaintiffs filed notices of appeal in all of these 20 cases. The Seventh Circuit heard the appeal in the Kansas case in January 2012 and, in July 2012, issued an opinion that did not make a determination with respect to the correctness of the district court's decision and, instead, certified two questions to the Kansas Supreme Court related to the classification of the plaintiffs as independent contractors under the Kansas Wage Payment Act. The Kansas Supreme Court heard oral argument on November 5, 2013. The other 19 cases that are before the Seventh Circuit remain stayed pending a decision of the Kansas Supreme Court.

The multidistrict litigation court remanded the other eight certified class actions back to the district courts where they were originally filed because its summary judgment ruling did not completely dispose of all of the claims in those lawsuits. Three of those cases are now on appeal with the Court of Appeals for the Ninth Circuit, and one is on appeal with the Court of Appeals for the Eleventh Circuit. The other four remain pending in their respective district courts, but three of these four matters have been settled for immaterial amounts. The courts have granted final approval of two of the three settlements, while the other settlement remains subject to court approval.

While the granting of summary judgment in favor of FedEx Ground by the multidistrict litigation court in 20 of the 28 cases that had been certified as class actions remains subject to appeal, we believe that it significantly improves the likelihood that our independent contractor model will be upheld. Adverse determinations in matters related to FedEx Ground's independent contractors, however, could, among other things, entitle certain of our owner-operators and their drivers to the reimbursement of certain expenses and to the benefit of wage-and-hour laws and result in employment and withholding tax and benefit liability for FedEx Ground, and could result in changes to the independent contractor status of FedEx Ground's owner-operators in certain jurisdictions. We believe that FedEx Ground's owner-operators are properly classified as independent contractors and that FedEx Ground is not an employer of the drivers of the company's independent contractors. While it is reasonably possible that potential loss in some of these lawsuits or such changes to the independent contractor status of FedEx Ground's owner-operators could be material, we cannot yet determine the amount or reasonable range of potential loss. A number of factors contribute to this. The number of plaintiffs in these lawsuits continues to change, with some being dismissed and others being added and, as to new plaintiffs, discovery is still ongoing. In addition, the parties have conducted only very limited discovery into damages, which could vary considerably from plaintiff to plaintiff. Further, the range of potential loss could be impacted considerably by future rulings on the merits of certain claims and FedEx Ground's various defenses, and on evidentiary issues. In any event, we do not believe that a material loss is probable in these matters.

In addition, we are defending contractor-model cases that are not or are no longer part of the multidistrict litigation, two of which have been certified as class actions. These certified class actions were settled for immaterial amounts in the first quarter of 2014 and have received final court approval. The other cases are in varying stages of litigation, and we do not expect to incur a material loss in any of these matters.

City and State of New York Cigarette Suit. On December 30, 2013, the City of New York filed suit against FedEx Express and FedEx Ground arising from our alleged shipments of cigarettes to New York City residents. The claims against FedEx Express were subsequently dismissed. On March 30, 2014, the complaint was amended adding the State of New York as a plaintiff. Beyond the addition of the State as a plaintiff, the amended complaint contains several amplifications of the previous claims. First, the claims now relate to four shippers, none of which continues to ship in our network. Second, the amended complaint contains a count for violation of the Assurance of Compliance (“AOC”) we had previously entered into with the State of New York, claiming that since 2006, FedEx has made shipments of cigarettes to residences in New York in violation of the AOC. Lastly, the amendment contains new theories of Racketeer Influenced and Corrupt Organizations Act violations. In May 2014, we filed a motion to dismiss almost all of the claims. Loss in this matter is reasonably possible, but the amount of any loss is expected to be immaterial.

Environmental Matters. SEC regulations require disclosure of certain environmental matters when a governmental authority is a party to the proceedings and the proceedings involve potential monetary sanctions that management reasonably believes could exceed $100,000.

In February 2014, FedEx Ground received oral communications from District Attorneys' Offices (representing California's county environmental authorities) and the California Attorney General's Office (representing the California Division of Toxic Substances Control) that they were seeking civil penalties for alleged violations of the state's hazardous waste regulations. Specifically, the California environmental authorities alleged that FedEx Ground improperly generates and/or handles, stores and transports hazardous waste from its stations to its hubs in California. In April 2014, FedEx Ground filed a declaratory judgment action in the United States District Court for the Eastern District of California against the Director of the California Division of Toxic Substances Control and the county District Attorneys with whom we have been negotiating. In June 2014, the California Attorney General filed a complaint against FedEx Ground in Sacramento County Superior Court alleging violations of FedEx Ground as described above. The County District Attorneys filed a similar complaint in Sacramento County Superior Court in July 2014. Loss in this matter is reasonably possible, however, the amount of any loss is expected to be immaterial.

On January 14, 2014, the U.S. Department of Justice (“DOJ”) issued a Grand Jury Subpoena to FedEx Express relating to an asbestos matter previously investigated by the U.S. Environmental Protection Agency. On May 1, 2014, the DOJ informed us that it had determined to continue to pursue the matter as a criminal case, citing seven asbestos-related regulatory violations associated with removal of roof materials from a hangar in Puerto Rico during cleaning and repair activity, as well as violation of waste disposal requirements. Loss is reasonably possible, however, the amount of any loss is expected to be immaterial.

Other Matters. In August 2010, a third-party consultant who works with shipping customers to negotiate lower rates filed a lawsuit in federal district court in California against FedEx and United Parcel Service, Inc. (“UPS”) alleging violations of U.S. antitrust law. This matter was dismissed in May 2011, but the court granted the plaintiff permission to file an amended complaint, which FedEx received in June 2011. In November 2011, the court granted our motion to dismiss this complaint, but again allowed the plaintiff to file an amended complaint. The plaintiff filed a new complaint in December 2011, and the matter remains pending before the court. In February 2011, shortly after the initial lawsuit was filed, we received a demand for the production of information and documents in connection with a civil investigation by the DOJ into the policies and practices of FedEx and UPS for dealing with third-party consultants who work with shipping customers to negotiate lower rates. In November 2012, the DOJ served a civil investigative demand on the third-party consultant seeking all pleadings, depositions and documents produced in the lawsuit. We are cooperating with the investigation, do not believe that we have engaged in any anti-competitive activities and will vigorously defend ourselves in any action that may result from the investigation. While the litigation proceedings and the DOJ investigation move forward, and the amount of loss, if any, is dependent on a number of factors that are not yet fully developed or resolved, the amount of any loss is expected to be immaterial.

We have received requests for information from the DOJ in the Northern District of California in connection with a criminal investigation relating to the transportation of packages for online pharmacies that may have shipped pharmaceuticals in violation of federal law. We responded to grand jury subpoenas issued in June 2008 and August 2009 and to periodic subsequent requests for additional information related to those subpoenas, and we continue to respond and cooperate with the investigation. We believe that our employees have acted in good faith at all times. We do not believe that we have engaged in any illegal activities and will vigorously defend ourselves in any action that may result from the investigation. The investigation may lead to a criminal indictment and, if we are convicted, remedies could include fines, penalties, financial forfeiture and compliance conditions. We cannot estimate the amount or range of loss, if any, as such analysis would depend on facts and law that are not yet fully developed or resolved.

On June 30, 2014, we received a Statement of Objections from the French Competition Authority (“FCA”) addressed to FedEx Express France, formerly known as TATEX, regarding an investigation by the FCA into anticompetitive behavior that is alleged to have occurred primarily in the framework of trade association meetings that included the former general managers of TATEX prior to our acquisition of that company in July 2012. Given the early stage of this matter, we cannot yet determine the amount or range of potential loss; however, it is reasonably possible that it could be material.

FedEx and its subsidiaries are subject to other legal proceedings that arise in the ordinary course of their business. In the opinion of management, the aggregate liability, if any, with respect to these other actions will not have a material adverse effect on our financial position, results of operations or cash flows.